Real Property Interests (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Summary of Real Property Interests, Net

Real property interests, net consisted of the following:

	March 31, 2021	December 31, 2020
Right-of-use assets—finance leases (1)	$264,615	$244,885
Telecom real property interests(2)	959,208	886,679

	1,223,823	1,131,564
Less accumulated amortization:
Right-of-use assets—finance leases	(9,305)	(7,023)
Telecom real property interests	(45,888)	(35,150)

Real property interests, net	$1,168,630	$1,089,391

(1)	Effective with the adoption of ASC 842, telecom real property interests qualifying as leases are recorded as finance leases.
(2)	Includes telecom real property interests acquired prior to the adoption of ASC 842 and fee simple interest arrangements.

Real property interests, net consisted of the following:

	Successor	Predecessor
	December 31, 2020	December 31, 2019
Right-of-use assets—finance leases (1)	$244,885	$81,733
Cell site leasehold interests (2)	886,679	468,969

	1,131,564	550,702
Less accumulated amortization:
Right-of-use assets—finance leases	(7,023)	(1,235)
Cell site leasehold interests	(35,150)	(122,307)

Real property interests, net	$1,089,391	$427,160

(1)	Effective with the adoption of ASC 842, cell site leasehold interests qualifying as leases are recorded as finance leases.
(2)	Includes cell site leasehold interests acquired prior to the adoption of ASC 842 and fee simple interest arrangements.

Summary of Finance Lease Expense and Interest Expense Associated with Lease Liability in Condensed Statement of Operations

The Company recorded finance lease expense and interest expense associated with the lease liability in the condensed consolidated statements of operations as follows:

	Successor		Predecessor
	Three months ended March 31, 2021	Period from February 10, 2020 to March 31, 2020	Period from January 1, 2020 to February 9, 2020
Finance lease expense	$2,391	$775	$425
Interest expense – lease liability	$185	$126	$95

The Company recorded finance lease expense and interest expense associated with the lease liability in the consolidated statements of operations as follows:

	Successor	Predecessor
	Period from February 10, 2020 to December 31, 2020	Period from January 1, 2020 to February 9, 2020	Year ended December 31, 2019
Finance lease expense	$6,922	$425	$1,235
Interest expense—lease liability	$518	$95	$504

Schedule of Supplemental Cash Flow Information Related to Finance Leases

Supplemental cash flow information related to finance leases for the respective periods was as follows:

	Successor		Predecessor
	Three months ended March 31, 2021	Period from February 10, 2020 to March 31, 2020	Period from January 1 to February 9, 2020
Cash paid for amounts included in the measurement of finance lease liabilities:
Operating cash flows from finance leases	$62	$8	$37
Financing cash flows from finance leases	$2,632	$347	$845
Finance lease liabilities arising from obtaining right-of-use assets	$3,659	$3,624	$1,346

Supplemental cash flow information for the respective periods was as follows:

	Successor	Predecessor
	Period from February 10 to December 31, 2020	Period from January 1 to February 9, 2020	Year ended December 31, 2019
Cash paid for amounts included in the measurement of finance lease liabilities:
Operating cash flows from finance leases	$134	$37	$38
Financing cash flows from finance leases	$6,044	$845	$1,255
Finance lease liabilities arising from obtaining right-of-use assets	$19,312	$1,346	$16,989

Schedule of Maturity of Finance Lease Liabilities and Telecom Real Property Interest Liabilities

Maturities of finance lease liabilities and telecom real property interest liabilities as of March 31, 2021 were as follows:

	Finance Lease	Telecom Real Property Interest
Remainder of 2021	$7,955	$4,231
2022	8,342	2,973
2023	7,892	8,752
2024	4,647	665
2025	2,884	233
Thereafter	4,004	348

Total lease payments	35,724	17,202
Less amounts representing future interest	(2,308)	(668)

Total liability	33,416	16,534
Less current portion	(10,420)	(5,011)

Non-current liability	$22,996	$11,523

Maturities of finance lease liabilities and cell site leasehold interest liabilities as of December 31, 2020 (Successor) were as follows:

	Finance Lease	Cell Site Leasehold Interest
2021	$10,042	$5,820
2022	7,796	3,095
2023	7,644	8,384
2024	4,398	424
2025	2,701	234
Thereafter	3,432	347

Total lease payments	36,013	18,304
Less amounts representing future interest	(2,168)	(742)

Total liability	33,845	17,562
Less current portion	(9,920)	(5,749)

Non-current liability	$23,925	$11,813